Mortgage Banking Activities	12 Months Ended
Dec. 31, 2011
Mortgage Banking Activities [Abstract]
Mortgage Banking Activities

Mortgage banking activities, included in the Community Banking and Wholesale Banking operating segments, consist of residential and commercial mortgage loan origination, sale activity and servicing.

       We apply fair value method to substantially all of our residential MSRs and apply the amortization method to all commercial and some residential MSRs. The changes in MSRs measured using the fair value method were:

	Year ended December 31,
(in millions)	2011	2010	2009
Fair value, beginning of year	$14,467	16,004	14,714
Adjustments from adoption of consolidation accounting guidance	-	(118)	-
Acquired from Wachovia (1)	-	-	34
Servicing from securitizations or asset transfers	3,957	4,092	6,226
Net additions	3,957	3,974	6,260
Changes in fair value:
Due to changes in valuation model inputs or assumptions (2)	(3,680)	(2,957)	(1,534)
Other changes in fair value (3)	(2,141)	(2,554)	(3,436)
Total changes in fair value	(5,821)	(5,511)	(4,970)
Fair value, end of year	$12,603	14,467	16,004

  The 2009 amount reflects refinements to initial December 31, 2008, Wachovia purchase accounting adjustments.
  Principally reflects changes in discount rates and prepayment speed assumptions, mostly due to changes in interest rates, and costs to service, including delinquency and foreclosure costs.
  Represents changes due to collection/realization of expected cash flows over time.

The changes in amortized MSRs were:

	Year ended December 31,
(in millions)	2011	2010	2009
Balance, beginning of year	$1,422	1,119	1,446
Adjustments from adoption of consolidation accounting guidance	-	(5)	-
Purchases	155	58	11
Acquired from Wachovia (1)	-	-	(135)
Servicing from securitizations or asset transfers	132	478	61
Amortization	(264)	(228)	(264)
Balance, end of year (2)	1,445	1,422	1,119
Valuation allowance:
Balance, beginning of year	(3)	-	-
Provision for MSRs in excess of fair value	(34)	(3)	-
Balance, end of year (3)	(37)	(3)	-
Amortized MSRs, net	$1,408	1,419	1,119
Fair value of amortized MSRs:
Beginning of year	$1,812	1,261	1,555
End of year (4)	1,756	1,812	1,261

  The 2009 amount reflects refinements to initial December 31, 2008, Wachovia purchase accounting adjustments.
  Includes $350 million and $400 million in residential amortized MSRs at December 31, 2011 and 2010, respectively. The 2009 balance is all commercial amortized MSRs. For the years ended December 31, 2011 and 2010, the residential MSR amortization was $(50) million and $(5) million, respectively. Effective January 1, 2012, the amortized residential MSR portfolio will be transferred to MSRs carried at fair value.
  Commercial amortized MSRs are evaluated for impairment purposes by the following risk strata: agency (GSEs) and non-agency. There was no valuation allowance recorded for the periods presented on the commercial amortized MSRs. Residential amortized MSRs are evaluated for impairment purposes by the following risk strata: Mortgages sold to GSEs (FHLMC and FNMA) and mortgages sold to GNMA, each by interest rate stratifications. A valuation allowance of $37 million and $3 million was recorded on the residential amortized MSRs for the years ended December 31, 2011 and 2010, respectively.
  Includes fair value of $316 million and $441 million in residential amortized MSRs and $1,440 million and $1,371 million in commercial amortized MSRs at December 31, 2011 and 2010, respectively.

We present the components of our managed servicing portfolio in the following table at unpaid principal balance for loans serviced and subserviced for others and at book value for owned loans serviced.

	December 31,
(in billions)	2011	2010
Residential mortgage servicing:
Serviced for others	$1,456	1,429
Owned loans serviced	358	371
Subservicing	8	9
Total residential servicing	1,822	1,809
Commercial mortgage servicing:
Serviced for others	398	408
Owned loans serviced	106	99
Subservicing	14	13
Total commercial servicing	518	520
Total managed servicing portfolio	$2,340	2,329
Total serviced for others	$1,854	1,837
Ratio of MSRs to related loans serviced for others	0.76%	0.86

The components of mortgage banking noninterest income were:

	Year ended December 31,
(in millions)	2011	2010	2009
Servicing income, net:
Servicing fees:
Contractually specified servicing fees	$4,611	4,566	4,473
Late charges	298	360	330
Ancillary fees	354	434	287
Unreimbursed direct servicing costs (1)	(1,119)	(763)	(914)
Net servicing fees	4,144	4,597	4,176
Changes in fair value of MSRs carried at fair value:
Due to changes in valuation model inputs or assumptions (2)	(3,680)	(2,957)	(1,534)
Other changes in fair value (3)	(2,141)	(2,554)	(3,436)
Total changes in fair value of MSRs carried at fair value	(5,821)	(5,511)	(4,970)
Amortization	(264)	(228)	(264)
Provision for MSRs in excess of fair value	(34)	(3)	-
Net derivative gains from economic hedges (4)	5,241	4,485	6,849
Total servicing income, net	3,266	3,340	5,791
Net gains on mortgage loan origination/sales activities	4,566	6,397	6,237
Total mortgage banking noninterest income	$7,832	9,737	12,028
Market-related valuation changes to MSRs, net of hedge results (2) + (4)	$1,561	1,528	5,315

  Primarily associated with foreclosure expenses and other interest costs.
  Principally reflects changes in discount rates and prepayment speed assumptions, mostly due to changes in interest rates and costs to service, including delinquency and foreclosure costs.
  Represents changes due to collection/realization of expected cash flows over time.
  Represents results from free-standing derivatives (economic hedges) used to hedge the risk of changes in fair value of MSRs. See Note 16 – Free-Standing Derivatives for additional discussion and detail.

The following table summarizes the changes in our liability for mortgage loan repurchase losses. This liability is in “Accrued expenses and other liabilities” in our consolidated financial statements and the provision for repurchase losses reduces net gains on mortgage loan origination/sales activities. Because the level of mortgage loan repurchase losses depends upon economic factors, investor demand strategies and other external conditions that may change over the life of the underlying loans, the level of the liability for mortgage loan repurchase losses is difficult to estimate and requires considerable management judgment. We maintain regular contact with the GSEs and other significant investors to monitor and address their repurchase demand practices and concerns. Because of the uncertainty in the various estimates underlying the mortgage repurchase liability, there is a range of losses in excess of the recorded mortgage repurchase liability that are reasonably possible. The estimate of the range of possible loss for representations and warranties does not represent a probable loss, and is based on currently available information, significant judgment, and a number of assumptions that are subject to change. The high end of this range of reasonably possible losses in excess of our recorded liability was $2.1 billion at December 31, 2011, and was determined based upon modifying the assumptions utilized in our best estimate of probable loss to reflect what we believe to be the high end of reasonably possible adverse assumptions.

	Year ended December 31,
(in millions)	2011	2010	2009
Balance, beginning of year	$1,289	1,033	589
Wachovia acquisition (1)	-	-	31
Provision for repurchase losses:
Loan sales	101	144	302
Change in estimate (2)	1,184	1,474	625
Total additions	1,285	1,618	958
Losses	(1,248)	(1,362)	(514)
Balance, end of year	$1,326	1,289	1,033

  The 2009 amount is refinement to initial December 31, 2008, Wachovia purchase accounting adjustments.
  Results from such factors as credit deterioration, changes in investor demand and mortgage insurer practices, and changes in the financial stability of correspondent lenders.